LONG-TERM INVESTMENTS, NET (Details Narrative) ¥ in Thousands	Sep. 30, 2022 USD ($)	Jul. 06, 2022	May 31, 2022	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Apr. 07, 2020 USD ($)	Apr. 07, 2020 CNY (¥)	Feb. 28, 2019
Equity method investment	$ 573,906			$ 760,713		$ 696,618		$ 281,698
Long-term investment				1,758,515		1,670,461
Equity investments using the measurement alternative				997,802		973,843
Sichuan Leishen Hongzhuo Energy Development Co Ltd [Member]
Equity method investment											$ 285,400	¥ 2,000
Long-term investment											$ 308,384
Sichuan Shunengwei Energy Development Co Ltd [Member]
Proportion of existing shares transferred, description		Leishen Hongzuo transferred 10% of all the existing shares of Hongzhuo Shuya to Sichuan Shunengwei Energy Technology Co., Ltd., which decreased the proportion of shares held to 41%.
China Oil Blue Ocean Petroleum Technology Inc [Member]
Equity method investment									$ 2,120,300	¥ 14,850
Equity investments using the measurement alternative				$ 997,800	¥ 6,990	$ 973,800	¥ 6,990
Jining Eni Energy Technology Co Ltd [Member]
Proportion of existing shares transferred, description	China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%.		China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%.
Sichuan Leishen Hongzhuo Energy Development Co Ltd [Member]
Equity interest, rate											41.00%	41.00%	51.00%
China Oil Blue Ocean Petroleum Technology Inc [Member]
Equity interest, rate									85.00%	85.00%